UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois			60181
(Address of principal executive offices)			(Zip code)

ALEXANDER D. HUDSON Chief Operating Officer Plan Investment Fund, Inc. 2 Mid America Plaza, Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

Copy to:

JOSEPH M. MANNON Vedder Price P. C. 222 North LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

TABLE OF CONTENTS

Item 1.	Reports to Stockholders.
Item 2.	Code of Ethics.
Item 3.	Audit Committee Financial Expert.
Item 4.	Principal Accountant Fees and Services.
Item 5.	Audit Committee of Listed Registrants.
Item 6.	Investments.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8.	Portfolio Managers of Closed—End Management Investment Companies.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10.	Submission of Matters to a Vote of Security Holders.
Item 11.	Controls and Procedures.
Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Item 13.	Exhibits.

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2019

(Unaudited)

ADMINISTRATOR

BCS Financial Services Corporation 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181
(800) 621-9215

August 15, 2019

Dear Investors:

On behalf of the Board of Trustees, we are pleased to submit the 2019 Semi-Annual Report for Plan Investment Fund, Inc.

Plan Investment Fund experienced its strongest first half since 2011, with assets under management averaging $1.35 billion. Utilization is high, with average daily trading volume of $75 million. Investment income distributed back to investors totaled over $15 million for the period, a testament to the strong relative and absolute returns offered by 2a-7 money market funds today.

As always, please contact the team with any questions.

Sincerely,

Susan A. Pickar
President and Chief Executive Officer

Past Performance Does Not Guarantee Future Results. The Portfolios may experience negative performance.

Government Portfolio: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Money Market Portfolio: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Government Portfolio
(Unaudited)

Schedule of Investments
June 30, 2019

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS — 58.8%
U.S. TREASURY OBLIGATIONS — 19.5%

$85,000,000	Treasury Bill (1)	2.30%	07/02/19	$84,994,579
30,000,000	Treasury Bill (1)	2.49%	08/22/19	29,893,617
20,000,000	Treasury Bill (1)	2.49%	08/29/19	19,919,531
875,000	Treasury Bill (1)	2.35%	10/31/19	868,121
8,700,000	Treasury Bill (1)	2.15%	12/19/19	8,611,978
8,700,000	Treasury Bill (1)	2.15%	12/19/19	8,611,936
4,340,000	Treasury Bill (1)	2.44%	02/27/20	4,270,852
19,595,000	Treasury Bill (1)	2.42%	04/23/20	19,213,485
660,000	U.S. Treasury Note	1.38%	07/31/19	659,385
1,450,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.06%)	2.16%	07/31/19	1,450,051
15,000,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.03%)	2.13%	04/30/20	14,999,665
19,250,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.11%)	2.21%	01/31/21	19,243,224
940,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.13%)	2.24%	04/30/21	938,585
	Total U.S. Treasury Obligations (Cost $213,675,009)			213,675,009

AGENCY OBLIGATIONS — 39.3% (3)

4,670,000	Federal Farm Credit Banks Funding Corp. (1)	2.57%	07/22/19	4,663,135
10,000,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.09%)	2.31%	07/25/19	9,999,739
3,430,000	Federal Farm Credit Banks Funding Corp. (1)	2.64%	07/29/19	3,423,064
3,430,000	Federal Farm Credit Banks Funding Corp. (1)	2.65%	07/29/19	3,423,063
3,000,000	Federal Farm Credit Banks Funding Corp. (1)	2.67%	09/12/19	2,984,123
4,990,000	Federal Farm Credit Banks Funding Corp. (1)	2.42%	02/04/20	4,918,385
15,000,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.05%)	2.38%	02/04/20	15,000,000
8,240,000	Federal Farm Credit Banks Funding Corp. (1)	2.33%	03/10/20	8,107,388
7,410,000	Federal Farm Credit Banks Funding Corp. (1)	2.36%	03/24/20	7,283,048
5,770,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.05%)	2.34%	06/15/20	5,769,841
1,570,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.00%)	2.38%	06/18/20	1,569,970
3,870,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.05%)	2.34%	08/17/20	3,870,000
5,305,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.04%)	2.37%	09/11/20	5,304,811
5,035,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.10%)	2.53%	01/15/21	5,035,000

See accompanying notes to financial statements.

Government Portfolio
(Unaudited)

Schedule of Investments
June 30, 2019
(Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

AGENCY OBLIGATIONS (continued)

$8,545,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR + 0.04%)	2.44%	04/16/21	$8,545,000
4,990,000	Federal Home Loan Banks (1)	2.40%	07/08/19	4,987,681
5,445,000	Federal Home Loan Banks (1)	2.44%	07/08/19	5,442,438
1,675,000	Federal Home Loan Banks (1)	2.40%	07/10/19	1,673,999
2,055,000	Federal Home Loan Banks (1)	2.49%	07/11/19	2,054,994
12,455,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.08%)	2.33%	07/11/19	12,455,000
7,810,000	Federal Home Loan Banks (1)	2.40%	07/12/19	7,804,302
5,320,000	Federal Home Loan Banks (1)	2.48%	07/15/19	5,320,000
7,280,000	Federal Home Loan Banks (1)	2.41%	07/16/19	7,272,750
1,490,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.02%)	2.44%	07/17/19	1,490,000
1,875,000	Federal Home Loan Banks (1)	2.00%	07/30/19	1,871,390
6,875,000	Federal Home Loan Banks (1)	2.41%	07/30/19	6,861,764
7,000,000	Federal Home Loan Banks (1)	2.27%	08/07/19	6,983,740
11,845,000	Federal Home Loan Banks (1)	2.41%	08/07/19	11,815,819
8,315,000	Federal Home Loan Banks (1)	2.39%	08/14/19	8,290,833
4,430,000	Federal Home Loan Banks (1)	2.27%	08/16/19	4,429,449
5,045,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.08%)	2.32%	08/27/19	5,045,000
2,510,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.02%)	2.44%	08/27/19	2,510,000
6,240,000	Federal Home Loan Banks (1)	2.35%	09/03/19	6,214,097
7,010,000	Federal Home Loan Banks (1)	2.34%	09/04/19	6,980,509
14,525,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.08%)	2.33%	09/09/19	14,525,000
13,485,000	Federal Home Loan Banks (1)	2.28%	09/11/19	13,423,805
4,650,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.06%)	2.33%	09/17/19	4,650,000
18,290,000	Federal Home Loan Banks (1)	2.23%	09/18/19	18,200,938
20,145,000	Federal Home Loan Banks (1)	2.47%	09/20/19	20,034,315
8,945,000	Federal Home Loan Banks (1)	2.45%	09/27/19	8,892,129
3,970,000	Federal Home Loan Banks (1)	2.42%	10/09/19	3,943,611
2,530,000	Federal Home Loan Banks (1)	2.49%	10/11/19	2,512,402
2,450,000	Federal Home Loan Banks (1)	2.47%	10/15/19	2,432,398
1,860,000	Federal Home Loan Banks (1)	2.49%	10/15/19	1,846,555
5,565,000	Federal Home Loan Banks (1)	2.00%	10/21/19	5,523,448
7,185,000	Federal Home Loan Banks (1)	2.44%	10/23/19	7,130,098
6,045,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.03%)	2.40%	10/29/19	6,045,000
4,495,000	Federal Home Loan Banks (1)	2.44%	10/30/19	4,458,529
6,410,000	Federal Home Loan Banks (1)	2.40%	11/13/19	6,352,911

See accompanying notes to financial statements.

Government Portfolio
(Unaudited)

Schedule of Investments
June 30, 2019
(Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

AGENCY OBLIGATIONS (continued)

$13,020,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.01%)	2.43%	11/13/19	$13,020,000
12,155,000	Federal Home Loan Banks (1)	2.39%	11/20/19	12,041,707
5,725,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.01%)	2.37%	12/20/19	5,725,000
2,345,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.03%)	2.37%	01/14/20	2,345,000
4,755,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.00%)	2.42%	01/17/20	4,755,000
495,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.05%)	2.47%	01/17/20	495,000
10,285,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.06%)	2.34%	02/24/20	10,285,000
4,050,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.40%)	2.36%	02/25/20	4,050,000
14,645,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.04%)	2.35%	04/17/20	14,643,105
2,770,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.01%)	2.43%	06/01/20	2,770,000
12,000,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.01%)	2.38%	07/15/20	12,000,000
1,055,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.07%)	2.50%	07/24/20	1,055,000
2,910,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.03%)	2.40%	08/04/20	2,910,000
5,830,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.11%)	2.54%	03/12/21	5,830,000
19,960,000	Federal Home Loan Mortgage Corp. (1)	2.41%	11/04/19	19,793,733
	Total Agency Obligations (Cost $431,090,016)			431,090,016
	Total Investments — 58.8% (Cost $644,765,025)			644,765,025

REPURCHASE AGREEMENTS — 41.1%

85,000,000	Bank of Montreal Dated 6/28/19, To be repurchased at $85,017,567 (collateralized by $84,765,259 par amount of U.S. Treasury Bills, U.S. Treasury Bonds and U.S. Treasury Notes, 0.00% to 3.63%; due 8/22/19 to 2/15/46; Total Fair Value $86,700,054)	2.48%	07/01/19	85,000,000

See accompanying notes to financial statements.

Government Portfolio
(Unaudited)

Schedule of Investments
June 30, 2019
(Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)

$80,000,000	BNP Paribas Securities Co. Dated 6/28/19, To be repurchased at $80,016,600 (collateralized by $79,742,538 par amount of a U.S. Treasury Bond and U.S. Treasury Notes, 0.00% to 3.75%; due 08/15/21 to 11/15/43; Total Fair Value $81,600,091)	2.49%	07/01/19	$80,000,000
33,000,000	Goldman Sachs & Co. Dated 6/28/19, To be repurchased at $33,006,903 (collateralized by $32,917,190 par amount of Government National Mortgage Association, 3.50% to 5.50%; due 03/15/33 to 06/20/49; Total Fair Value $33,660,000)	2.51%	07/01/19	33,000,000
61,000,000	HSBC Securities (USA), Inc. Dated 6/28/19, To be repurchased at $61,012,708 (collateralized by $60,738,352 par amount of U.S. Treasury Notes, 0.00% to 2.25%; due 03/31/21 to 05/15/49; Total Fair Value $62,220,026)	2.50%	07/01/19	61,000,000
7,000,000	HSBC Securities (USA), Inc. Dated 6/28/19, To be repurchased at $7,001,470 (collateralized by $6,977,920 par amount of Freddie Mac Gold Participating Certificates and a Government National Mortgage Association, 4.50% to 6.50%; due 03/01/26 to 05/20/43; Total Fair Value $7,146,898)	2.52%	07/01/19	7,000,000
10,000,000	Mitsubishi UFJ Securities Co. Dated 6/28/19, To be repurchased at $10,002,083 (collateralized by $9,971,541 par amount of Government National Mortgage Association, 2.00% to 4.55%; due 03/20/33 to 05/20/69; Total Fair Value $10,200,000)	2.50%	07/01/19	10,000,000
12,000,000	Natixis S.A. Dated 6/28/19, To be repurchased at $12,002,500 (collateralized by $11,955,939 par amount of U.S. Treasury Bonds and U.S. Treasury Notes, 2.00% to 7.50%; due 06/30/20 to 05/15/47; Total Fair Value $12,240,093)	2.50%	07/01/19	12,000,000
3,000,000	Natixis S.A. Dated 6/28/19, To be repurchased at $3,000,630 (collateralized by $2,978,604 par amount of Federal National Mortgage Backed Securities, Freddie Mac Gold Participating Certificates, a Government National Mortgage Association a U.S. Treasury Bond and a U.S. Treasury Note, 0.00% to 4.50%; due 05/15/25 to 05/20/49; Total Fair Value $3,071,231)	2.52%	07/01/19	3,000,000

See accompanying notes to financial statements.

Government Portfolio
(Unaudited)

Schedule of Investments
June 30, 2019
(Concluded)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)

$15,000,000	TD Securities (USA), LLC Dated 6/28/19, To be repurchased at $15,003,125 (collateralized by $14,986,404 par amount of a U.S. Treasury Note, 2.63%; due 06/15/21; Total Fair Value $15,300,011)	2.50%	07/01/19	$15,000,000
95,000,000	TD Securities (USA), LLC Dated 6/28/19, To be repurchased at $95,019,950 (collateralized by $94,760,349 par amount of a Federal National Mortgage Backed Securities and a Government National Mortgage Association, 3.00% to 4.00%; due 03/01/47 to 04/20/49; Total Fair Value $97,422,473)	2.52%	07/01/19	95,000,000
50,000,000	The Bank of Nova Scotia Dated 6/28/19, To be repurchased at $50,010,292 (collateralized by $49,842,111 par amount of U.S. Treasury Bonds and U.S. Treasury Notes, 0.75% to 3.63%; due 02/28/21 to 11/15/48; Total Fair Value $51,010,558)	2.47%	07/01/19	50,000,000
	Total Repurchase Agreements (Cost $451,000,000)			451,000,000
	Total Investments in Securities — 99.9% (Cost $1,095,765,025)			1,095,765,025
	Other Assets in excess of Liabilities — 0.1%			896,717
	Net Assets — 100.0%			$1,096,661,742
	Net Asset Value Per Participation Certificate			$1.00

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at June 30, 2019. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.
(3)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

LIBOR London Interbank Offered Rate

SOFR Secured Overnight Financing Rate

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2019

Par Value	Issuer	Interest Rate	Maturity	Fair Value

TOTAL INVESTMENTS — 70.7%
BANK OBLIGATIONS — 26.8%
EURO CERTIFICATES OF DEPOSIT — 5.0% (1)
$2,000,000	Banque Federative DU Credit Mutuel SA	2.69%	12/02/19	$1,980,642
2,000,000	Credit Industriel Et Commercia, UK	2.86%	08/01/19	1,995,544
1,000,000	Credit Industriel Et Commercia, UK	2.82%	11/07/19	991,755
1,000,000	Credit Industriel Et Commercia, UK	2.64%	02/10/20	986,348
2,000,000	KBC Bank NV	2.60%	07/10/19	1,998,395
				7,952,684
YANKEE CERTIFICATES OF DEPOSIT — 21.8%
1,000,000	Bank of Montreal, Chicago (2) (3 Month USD LIBOR + 0.33%)	2.91%	07/11/19	1,000,075
750,000	Bank of Montreal, Chicago (2) (1 Month USD LIBOR + 0.40%)	2.81%	12/10/19	751,146
1,300,000	Bank of Nova Scotia, Houston (2) (3 Month USD LIBOR + 0.20%)	2.59%	09/20/19	1,300,598
1,000,000	Barclays Bank PLC, New York	2.58%	09/10/19	1,000,508
1,500,000	BNP Paribas SA, New York	2.18%	12/24/19	1,499,990
1,200,000	Canadian Imperial Bank of Commerce, New York (2) (1 Month USD LIBOR + 0.30%)	2.70%	07/25/19	1,200,152
1,000,000	Credit Agricole Corporate and Investment Bank, New York (2) (3 Month USD LIBOR + 0.13%)	2.52%	03/20/20	999,997
1,000,000	Credit Suisse AG, New York	2.70%	05/01/20	1,002,470
1,000,000	Credit Suisse AG, New York (2) (1 Day USD SOFR + 0.30%)	2.72%	06/19/20	999,992
4,000,000	Landesbank Hessen Thueringen Girozentrale, New York	2.40%	07/05/19	4,000,004
1,000,000	Landesbank Hessen Thueringen Girozentrale, New York	2.50%	09/04/19	1,000,435
2,000,000	Mizuho Bank Ltd., New York (2) (1 Month USD LIBOR + 0.14%)	2.55%	11/08/19	2,000,411
1,000,000	MUFG Bank Ltd., New York (2) (1 Month USD LIBOR + 0.28%)	2.68%	08/22/19	1,000,427
1,000,000	MUFG Bank Ltd., New York (2) (3 Month USD LIBOR + 0.14%)	2.69%	05/11/20	999,995
1,000,000	MUFG Bank Ltd., New York (2) (1 Month USD LIBOR + 0.26%)	2.66%	05/29/20	1,000,310
2,000,000	Natixis SA	2.72%	04/03/20	2,008,262
2,500,000	Oversea Chinese Banking Corp. Ltd., New York (2) (3 Month USD LIBOR + 0.00%)	2.57%	11/07/19	2,499,989
3,000,000	Skandinaviska Enskilda Banken AB, New York	2.75%	07/15/19	3,000,539
1,500,000	Sumitomo Mitsui Trust Bank Ltd., New York (2) (3 Month USD LIBOR + 0.23%)	2.83%	01/15/20	1,501,072

See accompanying notes to financial statements.

Money Market Portfolio
(Unaudited)
Schedule of Investments
June 30, 2019
(Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value

BANK OBLIGATIONS (continued)
YANKEE CERTIFICATES OF DEPOSIT (continued)
$1,000,000	Sumitomo Mitsui Trust Bank Ltd., New York (2) (3 Month USD LIBOR + 0.20%)	2.81%	05/18/20	$1,000,422
3,000,000	Svenska Handelsbanken AB, New York (2) (3 Month USD LIBOR + 0.27%)	2.86%	10/21/19	3,002,737
1,500,000	Toronto Dominion Bank, New York (2) (1 Month USD LIBOR + 0.20%)	2.61%	06/10/20	1,499,948
				34,269,479
	Total Bank Obligations (Cost $42,195,695)			42,222,163

CORPORATE DEBT — 35.8%
COMMERCIAL PAPER — 35.8%
ASSET BACKED SECURITIES — 17.8% (3)
1,500,000	Bedford Row Funding Corp. (2) (1 Month USD LIBOR + 0.34%)	2.78%	08/02/19	1,500,498
3,000,000	Bennington Stark CAP Co. (1)	2.45%	07/08/19	2,997,975
2,000,000	Collateralized Commercial Paper Flex Co. LLC (1)	2.61%	09/10/19	1,990,524
3,000,000	Crown Point Capital Co. LLC	2.64%	08/05/19	3,000,719
1,000,000	Glencove Funding LLC (2) (1 Week USD LIBOR + 0.12%)	2.50%	12/12/19	1,000,000
1,500,000	Lexington Parker Capital (1)	2.48%	07/15/19	1,498,255
2,000,000	Liberty Street Funding LLC (1)	2.43%	09/06/19	1,990,912
4,000,000	Metlife Short Term Funding LLC (1)	2.66%	08/20/19	3,986,308
2,000,000	Mont Blanc Capital Corp. (1)	2.45%	10/04/19	1,987,075
1,000,000	Old Line Funding LLC(1)	2.85%	08/14/19	996,995
2,000,000	Regency Markets No. 1 LLC (1)	2.42%	07/15/19	1,997,708
1,500,000	Ridgefield Funding Co. LLC (1)	2.52%	08/07/19	1,496,012
2,150,000	Ridgefield Funding Co. LLC (1)	2.46%	09/03/19	2,140,593
1,500,000	Victory Receivables Corp. (1)	2.45%	07/29/19	1,496,890
				28,080,464
FINANCIAL COMPANIES — 17.1%
1,500,000	ABN AMRO Funding USA LLC (1) (3)	2.48%	12/20/19	1,482,354
1,000,000	Barclays Bank PLC (1) (3)	2.68%	08/09/19	997,088
1,000,000	BPCE SA (1) (3)	2.65%	10/01/19	994,142
2,000,000	CDP Financial Inc. (1) (3)	2.52%	10/28/19	1,983,943
1,000,000	Federation Des Caisses Desjardins Du Quebec (2) (3) (1 Month USD LIBOR + 0.22%)	2.63%	08/13/19	1,000,282
2,000,000	Federation Des Caisses Desjardins Du Quebec (2) (3) (1 Month USD LIBOR + 0.37%)	2.78%	12/10/19	2,002,739
1,000,000	ING US Funding LLC (2) (1 Month USD LIBOR + 0.37%)	2.80%	10/04/19	1,000,959
1,000,000	Macquarie Bank Ltd. (2) (3) (3 Month USD LIBOR + 0.12%)	2.68%	05/07/20	1,000,163

See accompanying notes to financial statements.

Money Market Portfolio
(Unaudited)
Schedule of Investments
June 30, 2019
(Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value

CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES (continued)
$2,000,000	NRW Bank (1) (3)	2.40%	07/02/19	$1,999,480
1,000,000	Ontario Teachers Finance Trust (1) (3)	2.58%	07/24/19	998,317
1,000,000	Ontario Teachers Finance Trust (1) (3)	2.52%	10/30/19	992,667
1,000,000	Ontario Teachers Finance Trust (1) (3)	2.56%	01/02/20	988,934
1,500,000	Ontario Teachers Finance Trust (1) (3)	2.50%	01/08/20	1,482,871
1,500,000	Royal Bank of Canada (2) (3) (1 Month USD LIBOR + 0.18%)	2.62%	05/01/20	1,500,620
2,000,000	Suncorp Metway Ltd. (1) (3)	2.31%	12/16/19	1,976,060
1,500,000	UBS AG (2) (3) (1 Month USD LIBOR + 0.26%)	2.66%	08/28/19	1,500,659
1,000,000	UBS AG (2) (3) (3 Month USD LIBOR + 0.32%)	2.74%	12/19/19	1,001,301
1,000,000	Westpac Banking Corp. (2) (3) (3 Month USD LIBOR + 0.18%)	2.76%	11/01/19	1,000,592
2,000,000	Westpac Banking Corp. (2) (3) (1 Month USD LIBOR + 0.32%)	2.73%	11/08/19	2,001,887
1,000,000	Westpac Banking Corp. (2) (3) (3 Month USD LIBOR + 0.15%)	2.73%	01/10/20	1,000,671
				26,905,729

NON-FINANCIAL COMMERCIAL PAPER — 0.9%
1,500,000	Toyota Motor Credit Corp. (2) (3 Month USD LIBOR + 0.03%)	2.63%	01/07/20	1,500,076
				1,500,076
	Total Commercial Paper			56,486,269
	Total Corporate Debt (Cost $56,469,593)			56,486,269

NON-U.S. SUB-SOVEREIGN — 1.9% (1) (3)
2,000,000	CPPIB Capital Inc.	2.52%	11/07/19	1,982,679
1,000,000	CPPIB Capital Inc.	2.63%	03/09/20	983,411
	TOTAL NON-U.S. SUB-SOVEREIGN (Cost $2,963,530)			2,966,090

TIME DEPOSITS — 6.2%
3,741,000	Credit Agricole Corporate and Investment Bank SA	2.33%	07/01/19	3,741,000
2,000,000	Mizuho Bank Ltd. (New York Branch)	2.40%	07/01/19	2,000,000
4,000,000	Skandinaviska Enskilda Banken AB, New York	2.35%	07/01/19	4,000,000
	Total Time Deposits (Cost $9,741,000)			9,741,000
	Total Investments — 70.7% (Cost $111,369,818)			111,415,522

See accompanying notes to financial statements.

Money Market Portfolio
(Unaudited)
Schedule of Investments
June 30, 2019
(Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value

REPURCHASE AGREEMENTS — 29.2%

$28,000,000	BNP Paribas Securities Co. Dated 6/28/19, To be repurchased at $28,005,810(collateralized by $27,753,047 par amount of U.S. Treasury Notes, 0.00% to 2.75%; due 08/15/19 to 08/15/29; Total Fair Value $28,560,097)	2.49%	07/01/19	$28,000,000
8,000,000	HSBC Securities (USA), Inc. Dated 6/28/19, To be repurchased at $8,001,667 (collateralized by $8,000,000 par amount of a U.S. Treasury strip, 0.00%; due 11/15/39; Total Fair Value $8,160,000)	2.50%	07/01/19	8,000,000
3,000,000	J.P. Morgan Chase & Co. Dated 6/28/19, To be repurchased at $3,000,638 (collateralized by $2,991,586 par amount of Government National Mortgage Association, 3.93% to 4.23%; due 04/15/59; Total Fair Value $3,060,000)	2.55%	07/01/19	3,000,000
7,000,000	TD Securities (USA), LLC Dated 6/28/19, To be repurchased at $7,001,470 (collateralized by $6,980,194 par amount of a Freddie Mac Gold Participating Certificate, 4.00%; due 10/01/48; Total Fair Value $7,210,001)	2.52%	07/01/19	7,000,000
	Total Repurchase Agreements (Cost $46,000,000)			46,000,000
	Total Investments in Securities — 99.9% (Cost $157,369,818)			157,415,522
	Other Assets in excess of Liabilities — 0.1%			79,318
	Net Assets — 100.0%			$157,494,840
	Net Asset Value Per Participation Certificate			$1.0001

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at June 30, 2019. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.
(3)

Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

LIBOR London Interbank Offered Rate

SOFR Secured Overnight Financing Rate

See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Statements of Assets and Liabilities
(Unaudited)

June 30, 2019

	Government		Money Market
	Portfolio		Portfolio
ASSETS
Investments at amortized cost, and fair value, respectively	$644,765,025	(1)	$111,415,522
Repurchase Agreements at cost, which approximates fair value	451,000,000		46,000,000
Cash	734,890		981
Accrued interest receivable	565,139		200,294
Other assets	32,275		7,199
Total Assets	1,097,097,329		157,623,996

LIABILITIES
Dividends payable	295,482		63,092
Accrued expenses payable
Investment advisory fees (Note 4)	47,756		6,573
Administration fees (Note 4)	19,506		5,042
Custodian fees (Note 4)	18,208		12,268
Transfer agent fees (Note 4)	3,378		15,866
Director fees	8,942		2,649
Other liabilities	42,315		23,666
Total Liabilities	435,587		129,156
NET ASSETS	$1,096,661,742		$157,494,840

NET ASSETS CONSIST OF:
Paid-in Capital	$1,096,606,232		$157,439,310
Distributable Earnings	55,510		55,530
TOTAL NET ASSETS	$1,096,661,742		$157,494,840
Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	1,096,606,232		157,472,360
Net Asset Value Per PC (net assets/PCs outstanding)	$1.00		$1.0001
Investments in securities, at cost	$1,095,765,025		$157,369,818

(1)    Investments, at amortized cost, which approximates fair value.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Statements of Operations
(Unaudited)

For the Six Months Ended June 30, 2019

	Government	Money Market
	Portfolio	Portfolio
INTEREST INCOME	$13,574,042	$2,978,399
EXPENSES
Investment advisory and servicing fees (Note 4)	752,201	222,479
Administration fees (Note 4)	277,861	56,241
Custodian fees (Note 4)	53,214	25,042
Transfer agent fees (Note 4)	3,879	16,115
Audit and tax fees	12,722	12,722
Legal fees	25,062	7,531
Fund compliance fees	24,149	7,207
Printing fees	10,342	5,597
Trustee expense	15,744	4,764
Insurance expense	17,641	3,507
S&P Rating fees	8,411	2,449
Administration out of pocket expense	2,443	2,443
Miscellaneous	5,209	1,145
Total Expenses	1,208,878	367,242
Less fees waived and/or reimbursed (Note 4)	(653,157)	(170,397)
Net Expenses	555,721	196,845
NET INVESTMENT INCOME	13,018,321	2,781,554
NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	55,510	11,546
NET CHANGE IN UNREALIZED APPRECIATION ON SECURITIES	—	50,414
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,073,831	$2,843,514

See accompanying notes to financial statements.

Government Portfolio
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$13,018,321	$15,976,322
Net realized gain on securities sold	55,510	14,576
Net increase in net assets resulting from operations	13,073,831	15,990,898

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0116 and $0.0177 per PC, respectively	(13,028,876)	(15,976,322)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(13,028,876)	(15,976,322)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	6,191,341,396	8,046,787,691
Reinvestment of dividends	10,892,614	13,214,546
Cost of PCs repurchased	(5,857,269,448)	(8,016,345,004)
Net increase in net assets resulting from capital transactions	344,964,562	43,657,233
Total increase in net assets	345,009,517	43,671,809

NET ASSETS:
Beginning of period	751,652,225	707,980,416
End of period	$1,096,661,742	$751,652,225

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	6,191,341,396	8,046,787,691
Reinvestments of dividends	10,892,614	13,214,546
PCs repurchased	(5,857,269,448)	(8,016,345,004)
Net increase in PC’s outstanding	344,964,562	43,657,233

See accompanying notes to financial statements.

Money Market Portfolio
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,781,554	$3,018,425
Net realized gain/(loss) on securities sold	11,546	(1,720)
Net change in unrealized appreciation on securities	50,414	446
Net increase in net assets resulting from operations	2,843,514	3,017,151

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0122 and $0.0191 per PC, respectively	(2,783,499)	(3,018,425)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(2,783,499)	(3,018,425)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	114,181,241	394,400,778
Reinvestment of dividends	1,479,758	2,027,776
Cost of PCs repurchased	(225,850,745)	(193,864,593)
Net increase/(decrease) in net assets resulting from capital transactions	(110,189,746)	202,563,961
Total increase/(decrease) in net assets	(110,129,731)	202,562,687

NET ASSETS:
Beginning of period	267,624,571	65,061,884
End of period	$157,494,840	$267,624,571

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	114,174,977	394,456,395
Reinvestments of dividends	1,479,690	2,027,921
PCs repurchased	(225,847,550)	(193,890,849)
Net increase/(decrease) in PC’s outstanding	(110,192,883)	202,593,467

See accompanying notes to financial statements.

Government Portfolio
Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	6/30/19		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0116		0.0177	0.0079	0.0022	0.0002	0.0001
Net Realized Gain (Loss) on Investments	—	(1)	— (1)	— (1)	—	—	—
Total From Investment Operations	0.0116		0.0177	0.0079	0.0022	0.0002	0.0001

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0116)		(0.0177)	(0.0079)	(0.0022)	(0.0002)	(0.0001)
Total Dividends and Distributions	(0.0116)		(0.0177)	(0.0079)	(0.0022)	(0.0002)	(0.0001)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return *	1.17%		1.78%	0.79%	0.22%	0.02%	0.01%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,096,662		$751,652	$707,980	$401,662	$102,110	$112,048
Ratio of Net Expenses to Average Net Assets (2)	0.10	%**	0.10%	0.10%	0.10%	0.07%	0.05%
Ratio of Net Investment Income to Average Net Assets (3)	2.35	%**	1.78%	0.81%	0.23%	0.02%	0.01%

*                 Not Annualized

**          Annualized

(1)         Less than $0.0001 per share.

(2)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.22% annualized for six months ended June 30, 2019 and 0.23%, 0.28%, 0.31%, 0.34% and 0.32% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(3)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 2.23% annualized for six months ended June 30, 2019 and 1.65%, 0.63%, 0.02%, (0.25)% and (0.26)% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See accompanying notes to financial statements.

Money Market Portfolio
Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	6/30/19		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/18	12/31/17	12/31/16*	12/31/15	12/31/14
Net Asset Value, Beginning of Period	$0.9998		$0.9998	$0.9999	$1.0000	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0122		0.0191	0.0080	0.0030	0.0006	0.0003
Net Realized and Unrealized Gain (Loss) on Investments	0.0003		— (1)	(0.0001)	0.0001	0.0001	—
Total From Investment Operations	0.0125		0.0191	0.0079	0.0031	0.0007	0.0003

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0122)		(0.0191)	(0.0080)	(0.0032)	(0.0007)	(0.0003)
Total Dividends and Distributions	(0.0122)		(0.0191)	(0.0080)	(0.0032)	(0.0007)	(0.0003)
Net Asset Value, End of Period	$1.0001		$0.9998	$0.9998	$0.9999	$1.00	$1.00
Total Return **	1.26%		1.93%	0.78%	0.32%	0.07%	0.03%

Ratios/Supplemental Data:	$157,495		$267,625	$65,062	$37,470	$194,735	$539,276
Net Assets, End of Period (000)
Ratio of Net Expenses to Average Net Assets (2)	0.18	%***	0.18%	0.18%	0.18%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets (3)	2.47	%***	1.93%	0.88%	0.29%	0.05%	0.02%

*              Beginning October 11, 2016, the Money Market Portfolio transacts at a floating NAV per share that uses four decimal-place precision (see Note 2).

**          Not Annualized

***   Annualized

(1)         Less than $0.0001 per share

(2)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.33% annualized for the six months ended June 30, 2019  and 0.36%, 0.57%, 0.33%, 0.31% and 0.27% for the years ended  December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(3)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 2.32% annualized for six months ended June 30, 2019 and 1.75%, 0.49%, 0.14%, (0.08)% and (0.09)% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2019

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company and is organized as a Maryland Corporation governed by a Board  of Trustees (the “Board of Trustees” or the “Board”). The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The assets and liabilities of each Portfolio  are segregated and a shareholder’s interest is limited to the Portfolio in which Participation Certificates (“PCs”) are held.

Government Portfolio — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

Money Market Portfolio — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations, bank and commercial obligations and repurchase agreements relating to such obligations.

Indemnification

In the normal course of business, the Fund may enter into contracts under which it has general indemnification obligations. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2. Significant Accounting Policies

The Fund follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting policies followed by the Fund.

Portfolio Classification and Valuation: On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which govern the operations of money market mutual funds, including the Government Portfolio and the Money Market Portfolio. The amended rules effectively created three categories of money market funds: Government, Retail and Institutional. Under the amended rules, Government and Retail money market funds may continue to seek to transact at a stable $1.00 net asset value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to certain conditions. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except where otherwise permitted under Securities and Exchange Commission (“SEC”) rules). In addition, pursuant to the amended rules, the Money Market Portfolio has adopted policies and procedures for the imposition of liquidity fees or redemption gates under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per PC; and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under the amended rules.

The Money Market Portfolio operates as an institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes market-based prices to value its portfolio holdings, except to the extent that market information is not readily available or deemed by the investment advisor to be unreliable in which case the portfolio holding is valued pursuant to procedures approved by the Board; (3) as of October 11, 2016, transacts at a floating NAV per PC that uses four decimal place precision (e.g., $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the investment advisor’s determination that such valuations represent the securities’ fair value which is further subject to Board oversight); and (4) has adopted policies and procedures to impose

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2019

(Continued)

liquidity fees of up to 2% of the value of the PC’s redeemed and/or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to the Board’s, including a majority of the Trustees who are not “interested persons” of the Portfolio as defined in the 1940 Act (the “Independent Trustees”), determination that such action is in the best interest of the Portfolio. The Money Market Portfolio calculates its NAV three times daily, at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Investments in other open-end management investment companies, if held, are valued based on the NAV of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes  are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on an accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the  Portfolios are declared daily and paid monthly. The Government Portfolio and the Money Market Portfolio intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal income taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2019, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

Repurchase Agreements: Each Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement with financial institutions such as banks and broker-dealers, subject to the seller’s agreement to repurchase the subject security at an agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The repurchase agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. The collateral consists of U.S. Government and U.S. Government agency securities, the market value of which, on a daily basis, must be maintained at an amount equal to at least 100% of the repurchase price of the securities subject to the repurchase agreement plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreement, both parties have the right to set-off. If the seller defaults or enters into an insolvency proceeding, liquidation of the collateral by the purchaser may be delayed or limited. As of          June 30, 2019, the Government Portfolio and the Money Market Portfolio held repurchase agreements, which are included under “Repurchase Agreements, at cost, which approximates fair value” in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios hold for each of their repurchase agreements is disclosed in the Schedules of Investments for the Portfolio and exceeded the value of the corresponding repurchase agreement at June 30, 2019.

Expenses: Expenses are recorded on an accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as investment advisory and servicing fees, custodian fees, and transfer agent fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee expenses or legal fees, are allocated among each of the Portfolios either proportionately based upon the Portfolios’ relative net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2019

(Continued)

Management Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

•              Level 1 — quoted prices in active markets for identical securities

•              Level 2 — other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•              Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio are valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service which may use the following inputs/techniques: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers, and reference data, including market research publications. Securities held within the Government Portfolio are generally valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Management monitors and evaluates the Levels 1, 2 and 3 investment holdings in each Portfolio. Various factors are considered in classifying Portfolios’ holdings, such as: changes in market activity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services. As of June 30, 2019, the hierarchical input levels of each Portfolio’s investment holdings, by type of security or financial instrument, is set forth in the table below. For the six months ended June 30, 2019, there were no transfers to or from Level 3 for the Portfolios and at June 30, 2019, none of the Portfolios’ investments holdings were classified as Level 3.

	Total Fair Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government Portfolio
U.S. Treasury Obligations	$213,675,009	$—	$213,675,009	$—
Agency Obligations	431,090,016	—	431,090,016	—
Repurchase Agreements	451,000,000	—	451,000,000	—
	$1,095,765,025	$—	$1,095,765,025	$—
Money Market Portfolio
Bank Obligations	$42,222,163	$—	$42,222,163	$—
Corporate Debt	56,486,269	—	56,486,269	—
Non-US Sub-Sovereign	2,966,090	—	2,966,090	—
Time Deposits	9,741,000	—	9,741,000	—
Repurchase Agreements	46,000,000	—	46,000,000	—
	$157,415,522	$—	$157,415,522	$—

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2019

(Continued)

Due to the inherent uncertainty in determining the fair value of investments that do not have a readily available market quotation, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly traded securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates and Related Parties and Other Fee Arrangements

The Fund has entered into agreements for investment advisory and service agent, distribution, administrative, custodian and transfer agent services, and certain other management services, as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also Officers of the Fund. All Fund Officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the NAV and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon Investment Servicing”). As compensation for its services, the Government Portfolio and the Money Market Portfolio each pay BALLC a fee, computed daily and paid monthly based upon the following annualized percentages of the average daily net assets of the Portfolio: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government Portfolio and Money Market Portfolio so that they individually do not exceed 0.30% of each Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees  such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets; (ii) BALLC has agreed to waive fees to cap the total expenses of the Money Market Portfolio at 0.175% of the average daily net assets up to $1 billion, 0.16% of the average daily net assets between $1 billion and $2 billion, and 0.155% of the average daily net assets above $2 billion; and (iii) the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio (collectively, “other fee waivers”).

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses and other fee waivers, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver and the other fee waivers, either the portfolio yield for such day would be not less than 0.01% or the Administrator would have waived all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, either the portfolio yield for such day would be not less than 0.01% or BALLC would have waived all of its fees for such day. The Administrator and BALLC cannot terminate any of the fee waivers disclosed herein prior to May 1, 2020 without the consent of the Board. BALLC and the Administrator will not recoup from the Portfolios any previously waived fees or reimbursed expenses in any subsequent years.

Effective May 1, 2017, BALLC and the Administrator entered into an agreement which guarantees BALLC a minimum annual fee. Neither the Fund nor the Portfolios are a party to, or financially responsible for, this minimum fee agreement.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2019

(Continued)

As a result of the foregoing waivers, for the six months ended June 30, 2019, the Administrator waived $168,559 and $11,248 which the Administrator was otherwise entitled to as the fees for its services as Administrator for the Government Portfolio and the Money Market Portfolio, respectively. BALLC waived $484,598 and $159,149 of its investment advisory fees for the Government Portfolio and the Money Market Portfolio, respectively, for the six months ended June 30, 2019.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Serving (US) Inc. (previously defined as “BNY Mellon Investment Servicing”) acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon Investment Servicing are wholly—owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon Investment Servicing earn fees from the Portfolios for serving in these capacities.

Foreside Fund Services, LLC (the “Distributor”) is the Fund’s distributor. The Distributor is neither affiliated with the Administrator, BALLC, The Bank of New York Mellon Corporation nor their affiliated companies. The Fund does not have  a distribution plan (under Rule 12b-1 of the 1940 Act); accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Chief Compliance Officer Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid a fee for the services provided, which is paid monthly in arrears by the Fund.

Pursuant to a Fund Chief Financial Officer/Treasurer Agreement with the Fund, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides Fund Treasurer and Principal Financial Officer Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios’ tax returns are subject to examination by federal, state and local jurisdictions, where applicable, for the last three years.

The tax character of distributions paid by the Portfolios during the years ended December 31, 2018 and 2017 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gains

Government Portfolio
2018	$15,976,322	$—
2017	4,273,093	—

Money Market Portfolio
2018	$3,018,425	$—
2017	278,614	—

As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed		Unrealized	Total
	Ordinary	Capital Loss	Appreciation	Distributable
	Income	Carryforwards	(Depreciation)	Earnings
Portfolio
Government Portfolio	$10,555	$—	$—	$10,555
Money Market Portfolio	1,944	(1,719)	(4,710)	(4,485)

As of December 31, 2018, the Money Market Portfolio had $1,719 of capital loss carryforwards, which are short-term capital losses and have an unlimited period of capital loss carryforward. The Government Portfolio had no capital loss carryforwards.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2019

(Continued)

For the Money Market Portfolio, the aggregate cost basis of securities for U.S. federal income tax purposes was $157,369,818. As of June 30, 2019, the Money Market Portfolio had net unrealized appreciation of $45,704, which consisted of aggregate gross unrealized appreciation of $50,624 for all of the Money Market Portfolio’s investment holdings for which there was an excess of market value over tax, and aggregate gross unrealized depreciation of $4,920 for all of the Money Market Portfolio’s investment holdings for which there was an excess of tax cost over market value. For the Government Portfolio, the aggregate cost basis of securities for U.S. federal income tax purposes was $1,095,765,025.

Note 6. Principal Risks

Credit Risk — Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by a nationally recognized rating agency are widely accepted measures of credit risk. The lower a security is rated by such a rating agency, the more credit risk it is considered to represent.

Financial Services Industry Concentration Risk (Money Market Portfolio Only) — A substantial part of the Money Market Portfolio’s investments, 25% or more of the Portfolio’s total assets, may, under normal circumstances, be comprised of securities issued by companies in the financial services industry, which includes obligations of domestic branches of U.S. banks and U.S. branches of foreign banks subject to the same regulations as U.S. banks. As a result, the Portfolio will be more susceptible to any economic, business, political or other developments which generally affect this industry. Because of its concentration in the financial services industry, the Portfolio will be exposed to a larger extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience  financial problems and/or cannot repay their obligations.

Extension Risk (Money Market Portfolio Only) — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Foreign Exposure Risk (Money Market Portfolio Only) — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks. Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

Income Risk — Each Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in a Portfolio.

LIBOR Transition Risk — The Portfolio may invest in fixed income securities that are based on the London Interbank Offered Rate (LIBOR). LIBOR transition risk is the risk that the transition from LIBOR to alternative interest rate benchmarks is not orderly, occurs over various time periods or has unintended consequences.

Liquidity and Leverage Risks — Certain investment strategies employed by the Portfolios may involve additional investment risk. For example, variable and floating rate instruments may involve liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and the price that the Portfolio would like. Reverse repurchase agreements and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of an investment portfolio.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2019

(Continued)

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolios invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields.

Repurchase Agreement Risk — The Portfolios may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Stable Net Asset Value Risk (Government Portfolio Only) — The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

U.S. Government Obligations Risk — Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Investment Risk — The absence of an active market for these securities could make it difficult for a Portfolio to dispose of them if the issuer defaults.

Forward Commitment, When-Issued and Delayed Delivery Transactions Risk — When-issued and delayed delivery (delayed settlement) securities involve the risk that the security a Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Floating Net Asset Value Risk (Money Market Portfolio Only) — The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant net asset value per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places. It is possible to lose money by investing in the Portfolio.

Fees & Gates Risk (Money Market Portfolio Only) — The Money Market Portfolio is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the Portfolio’s weekly liquid assets were to fall below a designated threshold, subject to a determination by the Board that such a liquidity fee or redemption gate is in the Portfolio’s best interest. If the Portfolio’s weekly liquid assets fall below 30% of its total assets, the Portfolio may impose liquidity fees of up to 2% of the value of the Participation Certificates redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the Independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Portfolio’s best interest. In addition, if the Money Market Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Money Market Portfolio will impose at least a 1% liquidity fee on Portfolio redemptions unless the Board, including a majority of the Independent Trustees, determines that imposing such fee is not in the best interests of the Portfolio.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2019

(Concluded)

Note 7. New Accounting Pronouncement

In August 2018, the FASB issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management has adopted these amendments and there were no significant impact to the accompanying notes.

Note 8. Subsequent Events

Management has evaluated the impact of all Portfolio-related events that occurred subsequent to June 30, 2019, through the date the financial statements were issued, and has determined that there were no subsequent events that require revision or disclosure in the financial statements.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

June 30, 2019

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending  account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Government Portfolio

	Beginning Account Value	Ending Account Value	Expenses Paid During Six Months Ended
	January 1, 2019	June 30, 2019	June 30, 2019*
Actual	$1,000.00	$1,011.70	$0.50
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value	Ending Account Value	Expenses Paid During Six Months Ended
	January 1, 2019	June 30, 2019	June 30, 2019*
Actual	$1,000.00	$1,012.60	$0.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2019

Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Repurchase Agreements	41.1%	$451,000,000
Agency Obligations	39.3	431,090,016
U.S. Treasury Obligations	19.5	213,675,009
Total Investments in Securities	99.9%	$1,095,765,025
Other Assets in excess of Liabilities	0.1%	896,717
Net Assets	100.0%	$1,096,661,742

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1 - 7 days	$610,890,000	55.6%
8 - 14 days	64,360,000	5.9%
15 - 30 days	107,565,000	9.8%
31 - 60 days	82,905,000	7.6%
61 - 90 days	93,895,000	8.5%
91 - 120 days	32,505,000	3.0%
121 - 150 days	43,895,000	4.0%
Over 150 days	61,975,000	5.6%
Total Par Value	$1,097,990,000	100.0%

Weighted Average Maturity - 36 days

(1) Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Government Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2019

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Repurchase Agreements	29.2%	$46,000,000
Bank Obligations - Yankee Certificates of Deposit	21.8	34,269,479
Commercial Paper - Asset Backed Securities	17.8	28,080,464
Commercial Paper - Financial Companies	17.1	26,905,729
Time Deposit	6.2	9,741,000
Bank Obligations - Euro Certificates of Deposit	5.0	7,952,684
Non-U.S. Sub-Sovereign	1.9	2,966,090
Commercial Paper - Non-Financial	0.9	1,500,076
Total Investments in Securities	99.9%	$157,415,522
Other Assets in excess of Liabilities	0.1%	79,318
Net Assets	100.0%	$157,494,840

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1 - 7 days	$62,741,000	39.8%
8 - 14 days	20,250,000	12.8%
15 - 30 days	16,700,000	10.6%
31 - 60 days	23,000,000	14.6%
61 - 90 days	11,450,000	7.3%
91 - 120 days	3,000,000	1.9%
121 - 150 days	6,000,000	3.8%
Over 150 days	14,500,000	9.2%
Total Par Value	$157,641,000	100.0%

Weighted Average Maturity - 44 days

(1) Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Money Market Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2019

Approval of Investment Advisory Agreement

Background and Approval Process. BlackRock Advisors, LLC (the “Advisor”) serves as investment advisor to the Government Portfolio and the Money Market Portfolio (each a “Portfolio” and together, the “Portfolios”), each a series of Plan Investment Fund, Inc. (the “Fund”), pursuant to separate investment advisory agreements (each an “Advisory Agreement” and together, the “Advisory Agreements”) with the Fund. The Portfolios comprise all series of the Fund. The Advisory Agreements were initially approved by the Board of Trustees (the “Board”) of the Fund at the inception of each Portfolio for two-year terms. The Advisory Agreements continue thereafter if approved annually by the Board, including a majority of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund (the “Independent Trustees”), by a vote cast in person at a meeting called for the purpose of voting on the Advisory Agreements. The Advisory Agreements for each Portfolio were most recently considered by the Board at a meeting held on March 19, 2019 (the “March Board meeting”).

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to (i) the nature, extent and quality of services provided by the Advisor under the Advisory Agreements, including, but not limited to, the Advisor’s investment processes, (ii) short-term and long-term performance of each Portfolio relative to a peer group of funds, (iii) the costs of the services provided and profits realized by the Advisor with respect to the management of each Portfolio, (iv) the extent to which the Advisor has in the past or is likely in the future to experience economies of scale in connection with the management of each Portfolio, (v) the expense ratio of each Portfolio as compared with the expense ratios of a peer group of funds and (vi) any benefits to the Advisor or its affiliates from the Advisor’s relationship with the Portfolios. The information provided by the Advisor in response to the Board’s requests supplemented a variety of written materials, reports and oral presentations received by the Board throughout the year, including information regarding Portfolio performance, expense ratios, portfolio composition and risk oversight, and regulatory compliance. The Independent Trustees, through their independent legal counsel, also submitted follow-up requests for information to the Advisor to which the Independent Trustees received supplemental responses in advance of, or during, the March Board meeting.

At the March Board meeting, representatives of the Advisor discussed certain requested information with the Board and responded to additional questions. The Board considered the specific factors set out in case law and identified by the U.S. Securities and Exchange Commission in evaluating the Advisory Agreements. The Board considered these and other relevant factors, as summarized in more detail below, and concluded that the terms of each Advisory Agreement are fair and reasonable and the continuation of each Advisory Agreement is in the best interests of each Portfolio. In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. As part of its decision-making process, the Board noted that the Advisor has managed the Portfolios since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment advisor is in the best interests of each Portfolio. The Board also considered, generally, that Participation Certificate holders invest in a Portfolio specifically seeking the Advisor’s investment expertise and style. The Board also noted that when Participation Certificate holders invest in a Portfolio, the investors are informed of the Portfolio’s contractual advisory fee. In this connection, the Board considered, in particular, whether each Portfolio is managed in accordance with its investment objective and policies as disclosed to Participation Certificate holders. The Board concluded that the Advisor’s management of each Portfolio is consistent with the Portfolio’s investment objective and policies.

With respect to the nature, extent and quality of services provided by the Advisor to the Portfolios, the Board considered the terms of the Advisory Agreements, including the scope of advisory services provided to the Portfolios. The Board reviewed information on the qualifications, experience and skills of key personnel performing services for the Portfolios, as well as the organizational structure of the Advisor’s investment team. The Board also reviewed each Portfolio’s investment performance and information regarding the Advisor’s investment program. The Board considered the depth and quality of the Advisor’s investment processes, the resources utilized to provide investment advisory services to the Portfolios, and the overall

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2019

(Continued)

financial stability of the organization. In addition, the Board reviewed the Advisor’s compliance and risk management programs, including its cybersecurity practices and business continuity programs, and considered the Advisor’s commitment to a rigorous compliance effort and the resulting compliance by the Portfolios and the Advisor with legal requirements.

Based on its review, the Board concluded that the nature, extent and quality of services provided (and expected to be provided) to each Portfolio under each Advisory Agreement were satisfactory.

Investment Performance. The Board noted that it reviews data on the short-term and long-term performance of the Portfolios in connection with each Board meeting. For the March Board meeting, the Board reviewed and considered information about the investment performance of each Portfolio through December 31, 2018, compared to a peer group of funds. The funds included within each Portfolio’s peer group of funds were compiled by BCS Financial Services Corporation (“BCS”), administrator to the Portfolios, based on the similarity of the funds’ investment objectives and strategies to those of the Portfolio and the comparability of the funds’ asset size to that of the Portfolio, using publicly available data.

In reviewing this performance information, the Board made the following observations:

Government Portfolio.  The Government Portfolio outperformed the median of its peer group of funds for the one-, three-  and five-year periods ended December 31, 2018. The Board considered the Advisor’s statement that significant asset inflows into the Portfolio in 2018 allow the Advisor to optimize the Portfolio’s positioning, which supported performance.

Money Market Portfolio. The Money Market Portfolio underperformed the median of its peer group of funds for the one-, three- and five-year periods ended December 31, 2018. The Board noted that the peer group of funds consisted of eight other institutional prime money market funds. The Board took into account the considerable asset-flow volatility experienced by the Portfolio in recent years and considered the Advisor’s statement that additional stability in asset levels and increased assets under management in the Portfolio in 2018 was important for the Portfolio’s performance. The Board considered the Advisor’s statements that the Portfolio had been invested conservatively relative to its peer group of funds to meet liquidity needs due to recent asset-flow volatility, which detracted from performance, and that the Portfolio was now more competitively positioned.

The Board also took into account each Portfolio’s asset size relative to its peers, noting that there was a considerable variance in asset size among each Portfolio’s peer group of funds and that each Portfolio was the smallest fund in its peer group. The Board considered the Advisor’s statements that sufficient scale is necessary to effectively diversify, and manage the duration of, the Portfolios.

After reviewing the foregoing and related information, the Board concluded that the performance of each Portfolio was acceptable or that it was otherwise satisfied with the Advisor’s responses and efforts relating to improving investment performance.

Fees and Expenses. The Board reviewed expense data compiled by BCS and information provided by  the Advisor regarding each Portfolio’s advisory fees and expense ratios, including information regarding any fee waiver and expense reimbursement agreements for the Portfolios. The Board reviewed data showing how the Portfolios’ advisory fees and expense ratios compared to those of a peer group of funds with comparable asset levels and expense structures. The Board also reviewed information provided by the Advisor regarding the services rendered and the fee rates offered to other clients, including other similarly managed portfolios. The Board considered that the net expense ratio of the Government Portfolio was the lowest of its peer group of funds and the net expense ratio of the Money Market Portfolio was below the median of its peer group of funds. The Board concluded that the advisory fee for each Portfolio was fair and reasonable.

Profitability. The Board reviewed information concerning the estimated profitability to the Advisor of the Advisory Agreements, including information regarding the Advisor’s methodology for allocating expenses in connection with providing services under the Advisory Agreements. The Board considered that BCS and the Advisor have entered into an agreement whereby BCS (and not the Portfolios) provide compensation to the Advisor to the extent necessary to ensure that the Advisor, after accounting for fees waived by the Advisor, receives a minimum annual amount of compensation for

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2019

(Concluded)

services provided to the Portfolios. The Board recognized that individual fund or product line profitability of other advisors is generally not publicly available and that profitability may be affected by numerous factors, noting that, as a result, the comparability of profitability among advisory firms is limited. The Board concluded that the level of estimated profitability to the Advisor of the Advisory Agreements was reasonable.

Economies of Scale. The Board considered each Portfolio’s amount of assets under  management  and  information  regarding staffing and infrastructure of the Advisor. The Board took into account that the Advisor has agreed to extend existing fee waivers with respect to each Portfolio for an additional twelve months. The Board also noted that the advisory fee schedule for each Portfolio incorporates breakpoints and thus reflects economies of scale by offering lower effective advisory fees as the assets of the Portfolios increase. The Board concluded that each Portfolio’s fee schedule represents an appropriate sharing between the Portfolio and the Advisor of such economies of scale as may exist in the management of the Portfolio at current asset levels and that the Portfolios’ Participation Certificate holders share in the benefits of enhanced services, investment in talented employees and capital improvements provided by the Advisors without an increase in advisory fees.

Other Benefits to the Advisor or its Affiliates. The Board considered information regarding any indirect benefits to the Advisor or its affiliates from the Advisor’s relationship with the Portfolios. The Board noted the Advisor’s statement that its relationship with the Government Portfolio and the Money Market Portfolio may have raised the Advisor’s profile as an investment advisor in the broker-dealer community, potentially enhancing business opportunities for the Advisor. The Board also noted the Advisor’s statement that the Advisor may accrue scale-related benefits from the inclusion of the Portfolios in the Advisor’s total assets under management, including trading efficiencies resulting in reduced costs, increased liquidity and bid-offer spreads, operational efficiencies, greater buying power and flexibility, and improved trade execution. The Board considered these potential indirect benefits to the Advisor under the Advisory Agreements in reaching its conclusion that the advisory fee for each Portfolio was fair and reasonable.

Based on all of the information considered and the conclusions reached, including consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement are fair and reasonable and the continuation of each Advisory Agreement is in the best interests of each Portfolio. In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors.

Form N-MFP: The Fund files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The   SEC delays the public availability  of the information filed on Form N-MFP for 60 days after the end of the reporting    period included in the filing. The Form N-MFP filings are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-MFP may also be obtained, upon request, by calling (800) 621-9215.

Government Portfolio and Money Market Portfolio Monthly Holdings: The Government Portfolio and the Money Market Portfolio each makes its portfolio holdings information publicly available by posting the information on the Fund’s website at www.pif.com.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures with respect to each Portfolio, used to determine how to vote proxies relating to portfolio securities, are included in the Portfolio’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available by the following August 31 (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(630) 472-7700

Plan Investment Fund
2019 Board of Trustees

Nicholas G. Chiarello	Gina L. Marting
Director of Investments and	Senior Vice President,
Assistant Treasurer	Chief Financial Officer and Treasurer
Blue Cross and Blue Shield of North Carolina	Hawaii Medical Service Association

Sandra M. Clarke	Carl R. McDonald
Senior Vice President and	Divisional Senior Vice President
Chief Financial Officer	Health Care Service Corporation
Blue Shield of California
Michael J. Mizeur
William A. Coats	Executive Vice President,
Vice President, Treasurer and	Chief Financial Officer and Treasurer
Chief Investment Officer	BlueCross BlueShield of South Carolina
GuideWell and Blue Cross
and Blue Shield of Florida	Vincent P. Price
Executive Vice President
W. Dennis Cronin	and Chief Financial Officer
Senior Vice President of Treasury Services,	Cambia Health Solutions, Inc.
Assistant Treasurer and Chief Risk Officer
Highmark Health	Cynthia M. Vice
Senior Vice President,
John F. Giblin	Chief Financial Officer and Treasurer
Executive Vice President	Blue Cross and Blue Shield of Alabama
and Chief Financial Officer
BlueCross BlueShield of Tennessee, Inc.	T. Ralph Woodard, Jr.
Executive Vice President and
Diane G. Gore	Chief Financial Officer
President and	Blue Cross of Idaho Health Service, Inc.
Chief Executive Officer
Blue Cross Blue Shield of Wyoming

Robert J. Kolodgy
Executive Vice President
and Chief Financial Officer
Blue Cross Blue Shield Association

INVESTMENT ADVISOR

BlackRock Advisors, LLC
Wilmington, Delaware

DISTRIBUTOR

Foreside Fund Services, LLC
Portland, Maine

Item 2. Code of Ethics.

This item is not applicable to this Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

This item is not applicable to this Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

This item is not applicable to this Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Investments.

(a)                                 Schedule of Investments included in Item 1.

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their  evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act  (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15 (b) or 240.15d-15(b)).

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 13. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)                  Not applicable.

(b)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Alexander D. Hudson

Name:	Alexander D. Hudson
Title:	Chief Operating Officer (Principal Executive Officer)
Date:	August 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander D. Hudson

Name:	Alexander D. Hudson
Title:	Chief Operating Officer
Date:	August 15, 2019

By:	/s/ Christopher W. Roleke

Name:	Christopher W. Roleke
Title:	Treasurer (Principal Financial Officer)
Date:	August 15, 2019

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.